NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of net operating revenue
25.b. Breakdown

	2025	2024	2023
Gross operating revenue	82,365,221	76,772,414	71,229,553
Services(1)	74,099,399	68,930,886	63,727,415
Sale of goods(2)	8,265,822	7,841,528	7,502,138

Deductions from gross operating revenue	(22,770,221)	(20,927,366)	(19,129,402)
Taxes	(11,601,278)	(11,011,448)	(10,654,728)
Services	(10,001,223)	(9,585,332)	(9,078,822)
Sale of goods	(1,600,055)	(1,426,116)	(1,575,906)

Discounts granted and return of goods	(11,168,943)	(9,915,918)	(8,474,674)
Services	(9,003,472)	(7,594,079)	(6,373,301)
Sale of goods	(2,165,471)	(2,321,839)	(2,101,373)

Net operating revenue	59,595,000	55,845,048	52,100,151
Services	55,094,704	51,751,475	48,275,292
Sale of goods	4,500,296	4,093,573	3,824,859

(1)These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.
(2)These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.